Long-Term Debt - 2012 Notes Issuance - Additional Information (Detail) (USD $) In Millions, unless otherwise specified			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Oct. 02, 2012 2017 Notes [Member]	Dec. 31, 2013 2017 Notes [Member]	Oct. 02, 2012 2022 Notes [Member]	Dec. 31, 2013 2022 Notes [Member]	Oct. 02, 2012 2042 Notes [Member]	Dec. 31, 2013 2042 Notes [Member]	Dec. 31, 2013 2012 Senior Notes [Member]	Dec. 31, 2013 2012 Senior Notes [Member] Change of Control [Member]	Dec. 31, 2013 2012 Senior Notes [Member] Level 2 [Member]
Debt Instrument [Line Items]
Maturity of senior notes			2017		2022		2042
Redemption of senior notes price equal to principal amount									100.00%	101.00%
Interest rate basis points				0.20%		0.25%		0.30%
Senior notes earliest redeemable date						Jul. 01, 2022		Apr. 01, 2042
Senior notes outstanding	$ 9,052.0	$ 6,433.3							$ 3,900.0
Senior notes outstanding, fair value											$ 3,683.2